Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of number of shares outstanding
Shares issued at beginning of year	649,375,104	648,475,104	640,667,612
Issued in terms of employee share schemes	4,717,913	900,000	7,807,492
Shares issued at end of year	654,093,017	649,375,104	648,475,104